LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Composition of the Company's loan portfolio
The composition of the Company's loan portfolio at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$230,664	$247,426
Multi-family and commercial	201,951	158,384
Construction	3,284	12,290
Total real estate loans	435,899	418,100

Commercial business loans:
SBA and USDA guaranteed	148,385	127,359
Other	65,142	40,442
Total commercial business loans	213,527	167,801

Consumer loans:
Home equity	28,375	27,425
Indirect automobile	9,652	5,733
Other	2,353	2,824
Total consumer loans	40,380	35,982

Total loans	689,806	621,883

Deferred loan origination costs, net of fees	1,744	1,713
Allowance for loan losses	(6,387)	(4,970)
Loans receivable, net	$685,163	$618,626

Allowance for Credit Losses on Financing Receivables
Changes in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2009	$1,028	$2,443	$221	$906	$293	$4,891
Provision for loan losses	171	464	136	47	84	902
Loans charged-off	(285)	(221)	(293)	(166)	(50)	(1,015)
Recoveries of loans previously charged-off	1	14	—	3	3	21
Balance at December 31, 2010	915	2,700	64	790	330	4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	759	2,337	280	1,148	446	4,970
Provision (credit) for loan losses	561	1,818	(258)	556	219	2,896
Loans charged-off	(299)	(1,267)	—	—	(251)	(1,817)
Recoveries of loans previously charged-off	104	140	—	31	63	338
Balance at December 31, 2012	$1,125	$3,028	$22	$1,735	$477	$6,387

Additional Information on Allowance for Credit Losses on Financing Receivables
Further information pertaining to the allowance for loan losses at December 31, 2012 and 2011 is as follows:

December 31, 2012	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$454	$88	$—	$39	$—	$581
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	2,940	22	1,696	477	5,806
Total loan loss allowance	$1,125	$3,028	$22	$1,735	$477	$6,387

Loans individually evaluated and deemed to be impaired	$6,991	$5,873	$—	$618	$361	$13,843
Loans individually or collectively evaluated and not deemed to be impaired	223,673	196,078	3,284	212,909	40,019	675,963
Total loans	$230,664	$201,951	$3,284	$213,527	$40,380	$689,806

December 31, 2011	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$33	$107	$—	$105	$—	$245
Allowance for loans individually or collectively evaluated and not deemed to be impaired	726	2,230	280	1,043	446	4,725
Total loan loss allowance	$759	$2,337	$280	$1,148	$446	$4,970

Loans individually evaluated and deemed to be impaired	$5,590	$8,650	$—	$654	$316	$15,210
Loans individually or collectively evaluated and not deemed to be impaired	241,836	149,734	12,290	167,147	35,666	606,673
Total loans	$247,426	$158,384	$12,290	$167,801	$35,982	$621,883

Past Due Loans Receivables
The following represents an aging of loans at December 31, 2012 and 2011:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$3,245	$1,725	$3,285	$8,255	$222,409	$230,664
Multi-family and commercial	4,149	—	1,266	5,415	196,536	201,951
Construction	—	—	—	—	3,284	3,284
Commercial Business:
SBA and USDA guaranteed	5,014	1,087	—	6,101	142,284	148,385
Other	—	—	541	541	64,601	65,142
Consumer:
Home equity	216	—	361	577	27,798	28,375
Indirect automobile	19	—	—	19	9,633	9,652
Other	21	—	—	21	2,332	2,353
Total	$12,664	$2,812	$5,453	$20,929	$668,877	$689,806

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,065	$995	$3,835	$8,895	$238,531	$247,426
Multi-family and commercial	292	—	1,703	1,995	156,389	158,384
Construction	—	—	—	—	12,290	12,290
Commercial Business:
SBA and USDA guaranteed	2,729	327	—	3,056	124,303	127,359
Other	—	—	623	623	39,819	40,442
Consumer:
Home equity	—	—	269	269	27,156	27,425
Indirect automobile	—	—	—	—	5,733	5,733
Other	124	—	—	124	2,700	2,824
Total	$7,210	$1,322	$6,430	$14,962	$606,921	$621,883

Impaired Financing Receivables
The following is a summary of impaired and nonaccrual loans at December 31, 2012 and 2011:

	Impaired Loans
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,866	$4,013	$—	$3,855
Multi-family and commercial	4,407	4,407	—	1,522
Commercial business - Other	546	546	—	470
Consumer - Home equity	361	435	—	366
Total impaired loans without valuation allowance	9,180	9,401	—	6,213

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	3,125	3,125	454	1,133
Multi-family and commercial	1,466	1,556	88	236
Commercial business - Other	72	72	39	72
Total impaired loans with valuation allowance	4,663	4,753	581	1,441
Total impaired loans	$13,843	$14,154	$581	$7,654

	Impaired Loans
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$5,232	$5,536	$—	$5,232
Multi-family and commercial	4,757	5,215	—	3,795
Commercial business - Other	31	31	—	31
Consumer	316	331	—	316
Total impaired loans without valuation allowance	10,336	11,113	—	9,374

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	358	358	33	358
Multi-family and commercial	3,893	3,983	107	236
Commercial business - Other	623	623	105	623
Total impaired loans with valuation allowance	4,874	4,964	245	1,217
Total impaired loans	$15,210	$16,077	$245	$10,591

Additional Information Related to Impaired Loans
Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Year Ended December 31, 2012
Residential - 1 to 4 family	$6,113	$151	$126
Multi-family and commercial	8,048	260	32
Commercial business - Other	602	4	2
Consumer - Home equity	413	4	4
Total	$15,176	$419	$164

Year Ended December 31, 2011
Residential - 1 to 4 family	$5,739	$64	$29
Multi-family and commercial	8,035	312	—
Commercial business - Other	421	—	—
Consumer - Home equity	196	—	—
Total	$14,391	$376	$29

Year Ended December 31, 2010
Residential - 1 to 4 family	$2,979	$5	$5
Multi-family and commercial	3,169	155	—
Construction	316	—	—
Commercial business - Other	165	5	5
Total	$6,629	$165	$10

Financing Receivable Credit Quality Indicators
The following tables present the Company’s loans by risk rating at December 31, 2012 and 2011.

December 31, 2012	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$222,262	$723	$7,679	$—	$—	$230,664
Multi-family and commercial	—	185,141	5,321	11,489	—	—	201,951
Construction	—	3,284	—	—	—	—	3,284
Total real estate loans	—	410,687	6,044	19,168	—	—	435,899

Commercial business loans:
SBA and USDA guaranteed	148,385	—	—	—	—	—	148,385
Other	—	61,047	3,399	696	—	—	65,142
Total commercial business loans	148,385	61,047	3,399	696	—	—	213,527

Consumer loans:
Home equity	—	27,960	—	415	—	—	28,375
Indirect automobile	—	9,652	—	—	—	—	9,652
Other	—	2,353	—	—	—	—	2,353
Total consumer loans	—	39,965	—	415	—	—	40,380

Total loans	$148,385	$511,699	$9,443	$20,279	$—	$—	$689,806

December 31, 2011	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$240,904	$769	$5,753	$—	$—	$247,426
Multi-family and commercial	—	135,859	8,699	13,826	—	—	158,384
Construction	—	11,707	583	—	—	—	12,290
Total real estate loans	—	388,470	10,051	19,579	—	—	418,100

Commercial business loans:
SBA and USDA guaranteed	127,359	—	—	—	—	—	127,359
Other	—	34,788	3,977	1,677	—	—	40,442
Total commercial business loans	127,359	34,788	3,977	1,677	—	—	167,801

Consumer loans:
Home equity	—	27,109	—	316	—	—	27,425
Indirect automobile	—	5,733	—	—	—	—	5,733
Other	—	2,824	—	—	—	—	2,824
Total consumer loans	—	35,666	—	316	—	—	35,982

Total loans	$127,359	$458,924	$14,028	$21,572	$—	$—	$621,883

Loans Modified as Troubled Debt Restructurings
The following table provides information on loans modified as a TDR during the years ended December 31, 2012 and 2011.

	For Years Ended December 31,
	2012			2011
			Allowance for			Allowance for
	Number	Recorded	Loan Losses	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Residential - 1 to 4 family	16	$2,507	$296	—	$—	$—
Multi-family and commercial	1	77	—	3	2,130	12
Total	17	$2,584	$296	3	$2,130	$12

Troubled Debt Restructurings on Financing Receivables
The following table provides the recorded investment, by type of modification, for loans identified as TDRs and modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
	2012	2011
	(In Thousands)
Interest rate adjustments	$917	$—
Principal deferrals (1)	—	443
Combination of rate and payment (2)	869	1,687
Combination of rate and maturity (3)	721	—
Maturity only	77	—
Total	$2,584	$2,130

(1) Terms of modification include temporary interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(3) Terms include combination of interest rate adjustments and extensions of maturity.

Schedule of Servicing Assets at Amortized Value
The following summarizes mortgage servicing rights capitalized and amortized.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,177	$977	$740
Additions	427	460	439
Amortization	(291)	(260)	(202)
Balance at end of year	$1,313	$1,177	$977
Fair value of mortgage servicing assets	$1,349	$1,462	$1,456